Financial Risk Management - Monetary Assets and Liabilities Denominated in Foreign Currencies (Detail) € in Thousands, ¥ in Thousands, $ in Thousands, ₩ in Millions	Dec. 31, 2018 KRW (₩)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 JPY (¥)	Jan. 01, 2018 KRW (₩)	Dec. 31, 2017 KRW (₩)
Disclosure of detailed information about financial instruments [Line items]
Monetary assets denominated in foreign currencies	₩ 7,110,730				₩ (11,997)	₩ 7,461,181
Monetary liabilities denominated in foreign currencies	16,800,116					₩ 12,725,704
Currency risk [member]
Disclosure of detailed information about financial instruments [Line items]
Monetary assets denominated in foreign currencies	224,431	$ 173,560	€ 14,575	¥ 813,676
Monetary liabilities denominated in foreign currencies	1,779,433	$ 1,588,522	€ 69	¥ 315,756
Currency risk [member] | US Dollar [member]
Disclosure of detailed information about financial instruments [Line items]
Monetary assets denominated in foreign currencies	194,058
Monetary liabilities denominated in foreign currencies	1,776,126
Currency risk [member] | Euro [member]
Disclosure of detailed information about financial instruments [Line items]
Monetary assets denominated in foreign currencies	18,645
Monetary liabilities denominated in foreign currencies	89
Currency risk [member] | Yen [member]
Disclosure of detailed information about financial instruments [Line items]
Monetary assets denominated in foreign currencies	8,244
Monetary liabilities denominated in foreign currencies	3,200
Currency risk [member] | Other currencies [member]
Disclosure of detailed information about financial instruments [Line items]
Monetary assets denominated in foreign currencies	3,484
Monetary liabilities denominated in foreign currencies	₩ 18